Inventories and Consumables (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Inventories and Consumables

	2018	2019
Handsets and other telecommunication products	2,111	2,027
Consumables	27	16
Others	250	316

	2,388	2,359